24. Operating segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfOperatingSegmentInformationLineItems [Line Items]
Gross operating revenue	R$ 15,374,623	R$ 14,855,109	R$ 12,283,541
Gross sales deductions	(766,390)	(756,901)	(571,972)
Net operating revenue	14,608,233	14,098,208	11,711,569
Costs, selling and administrative expenses	(10,646,646)	(10,678,063)	(8,813,930)
Income from operations before other operating expenses, net and equity accounting	3,961,587	3,420,145	2,897,639
Other operating income / (expenses), net	(5,679)	4,722	143,755
Equity accounting	5,760	4,740	2,597
Financial result, net	(458,054)	699,447	(2,456,462)
Income from operations before taxes	3,503,614	4,129,054	587,529
Depreciation and amortization	1,301,897	1,146,626	1,074,032
Sanitation
SummaryOfOperatingSegmentInformationLineItems [Line Items]
Gross operating revenue	12,223,746	11,122,232	8,946,825
Gross sales deductions	(766,390)	(756,901)	(571,972)
Net operating revenue	11,457,356	10,365,331	8,374,853
Costs, selling and administrative expenses	(7,566,104)	(7,026,699)	(5,550,122)
Income from operations before other operating expenses, net and equity accounting	3,891,252	3,338,632	2,824,731
Depreciation and amortization	1,301,897	1,146,626	1,074,032
Reconciliation to the financial statements
SummaryOfOperatingSegmentInformationLineItems [Line Items]
Gross operating revenue	3,150,877	3,732,877	3,336,716
Gross sales deductions	0	0	0
Net operating revenue	3,150,877	3,732,877	3,336,716
Costs, selling and administrative expenses	(3,080,542)	(3,651,364)	(3,263,808)
Income from operations before other operating expenses, net and equity accounting	70,335	81,513	72,908
Depreciation and amortization	R$ 0	R$ 0	R$ 0